Employee Benefits (Benefit Or Income Cost Related To Pension And Postretirement Health Care And Life Insurance) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Remeasurement (gain) loss, net		$ 600	$ (1,400)
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	307	353	384
Amortization of prior service cost (credit)	72	109	112
Subtotal	379	462	496
Expected return on plan assets	(1,976)	(2,176)	(2,216)
Interest cost	1,590	1,797	1,924
Subtotal	(7)	83	204
Remeasurement (gain) loss, net	4,146	(166)	(515)
Net periodic benefit (income) cost	4,139	(83)	(311)
Curtailment and termination benefits		860	1,371
Total	4,139	777	1,060
Health Care And Life [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	299	305	311
Amortization of prior service cost (credit)	(57)	375	401
Subtotal	242	680	712
Expected return on plan assets	(163)	(252)	(205)
Interest cost	1,421	1,639	1,766
Subtotal	1,500	2,067	2,273
Remeasurement (gain) loss, net	1,787	758	(901)
Net periodic benefit (income) cost	3,287	2,825	1,372
Curtailment and termination benefits		386	532
Total	$ 3,287	$ 3,211	$ 1,904